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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [ ]                   Amendment No.:    _______
         This Amendment (Check only one):      [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             John F. Cogan, Jr.
Address:          60 State Street
                  Boston, MA  02109

Form 13F File Number:               028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    John F. Cogan, Jr.
Title:   Trustee
Phone:   617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.              Boston, Massachusetts      January 29, 2002
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     139

Form 13F Information Table Value Total:     $54,036 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1        028-06471                  Jennifer C. Snyder


                                      -2-


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                                  FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2         COLUMN 3       COLUMN 4           COLUMN 5
Name of Issuer                Title of Class       CUSIP           Value       Shrs or    Sh/ Put/
                                                                 (X $1000)     Prn Amt    Prn Call
Aflac Inc.                        Common         001055102           59         2,400        SH
AOL Time Warner                   Common         00184A105           30          950         SH
AT&T Corp.                        Common         001957109           66         3,638        SH
AT&T Corp. Wireless Group         Common         001957406          120         8,327        SH
Abbott Laboratories               Common         002824100          120         2,150        SH
America Movil--ADR Series L       Common         02364W105            6          300         SH
American Electric Power Co.
Inc.                              Common         025537101           21          480         SH
American Home Products Corp.      Common         026609107           82         1,340        SH
American International Group
Inc.                              Common         026874107          333         4,195        SH
Amgen Inc                         Common         031162100          149         2,640        SH
Anadarko Petroleum Corp.          Common         032511107          240         4,214        SH
Astrazeneca PLC -- Sponsored
ADR                               Common         046353108           16          335         SH
Automatic Data Processing
Inc.                              Common         053015103        1,084        18,400        SH
Avaya Inc.                        Common         053499109           15         1,213        SH
Avery Dennison Corp.              Common         053611109          633        11,200        SH
Avici Systems Inc.                Common         05367L109            4         1,307        SH
BCE Inc.                          Common         05534B109            7          304         SH
BP PLC                            Common         055622104          624        13,426        SH
Bank of New York Co.              Common         064057102           24          600         SH
Bank One Corp.                    Common         06423A103          261         6,686        SH
Baxter International Inc.         Common         071813109        1,394        26,000        SH
BellSouth Corp.                   Common         079860102           91         2,374        SH
Berkshire Hathaway Inc. Del
Cl A                              Common         084670108          529           7          SH
Biogen Inc.                       Common         090597105           11          200         SH
Bristol Myers Squibb Co.          Common         110122108        1,229        24,100        SH
Buringlington Northern Santa
Fe Corp.                          Common         12189T104          120         4,200        SH
Bus-Tech Acquisition Corp.        Common         121995955           40        27,000        SH
Cable & Wireless Pub Ltd.
Co.  Sponsored ADR                Common         126830207            2          150         SH
Cadbury Schweppes PLC ADR 4
ORD                               Common         127209302           10          370         SH
Cigna Corp.                       Common         125509109          133         1,433        SH
CVS Corp.                         Common         126650100           18          600         SH
Cardinal Health Inc.              Common         14149Y108           48          747         SH
Caterpiller Inc.                  Common         149123101           42          800         SH
ChevronTexaco Corp.               Common         166764100          252         2,813        SH
Cisco Systems Inc.                Common         17275R102          108         5,976        SH
Citigroup Inc.                    Common         172967101        1,447        28,656        SH
Coca Cola Co.                     Common         191216100            6          125         SH
Colgate-Palmolive Co.             Common         194162103        1,383        23,950        SH
Corning Inc.                      Common         219350105          147        16,500        SH
Credit Sussie Group ADR           Common         225401108            5          125         SH
Direct Report Corp. Ser A
Conv. Pfd                        Preferred       254995954            4         3,650        SH
Disney Walt Co.                   Common         254687106          301        14,538        SH
Dominion Resources Inc./VA        Common         25746U109          211         3,511        SH
RR Donnelley & Sons Co.           Common         257867101          270         9,100        SH
Dow Chemical Co.                  Common         260543103          385        11,400        SH
DuPont E I DeNemours & Co.        Common         263534109          853        20,600        SH
Edwards Lifesciences Corp.        Common         28176E108           46         1,660        SH
El Paso Corp.                     Common         28336L109           18          400         SH
Entegrity Solutions Inc.
Ser. A Conv. Pfd.                Preferred       999724107            8         8,225        SH
Exxon Mobil Corp.                 Common         30231G102        4,183        106,436       SH
Federal National Mortgage
Association                       Common         313586109           56          700         SH
FleetBoston Financial
Corporation                       Common         339030108           15          414         SH
Genetech Inc.                     Common         368710406           11          200         SH
General Electric Co.              Common         369604103        5,057        126,164       SH
General Mills Inc.                Common         370334104          109         2,100        SH
Genuine Parts Co.                 Common         372460105          195         5,325        SH
Gillette Co.                      Common         375766102           40         1,200        SH
Glaxo Smithkline PLC ADR          Common         37733W105        1,004        20,160        SH
John Hancock Financial
Services                          Common         41014S106           21          500         SH
Harbor Global Co Ltd.             Common         G4285W100        2,319        328,970       SH
Hartford Financial Services
Group Inc.                        Common         416515104           14          228         SH
Hercules Inc.                     Common         427056106           51         5,100        SH
Honeywell International Inc.      Common         438516106           69         2,050        SH
Household International Inc.      Common         441815107           52          900         SH
Imagistics International          Common         45247T104            3          280         SH
Intel Corp.                       Common         458140100        1,080        34,347        SH
International Business
Machines Corp.                    Common         459200101        4,341        35,890        SH
International Paper Co.           Common         460146103          161         4,000        SH
JP Morgan Chase & Co.             Common         46625H100          541        14,875        SH
Jessam Corp. Pfd Restricted      Preferred       471995951           30          300         SH
Johnson & Johnson                 Common         478160104        4,498        76,108        SH
Kimberly Clark Corp.              Common         494368103          816        13,650        SH
Koninkijke Philips
Electronics NY SHR                Common         500472303           21          713         SH
Liant Software Corp. Conv.
Pfd.                             Preferred       999690001            1        23,639        SH
Lincoln National Corp.            Common         534187109           85         1,756        SH
Lucent Technologies Inc.          Common         549463107            1          76          SH
Marsh & McLennan Cos. Inc.        Common         571748102          645         6,000        SH
McDonalds Corp.                   Common         580135101           26         1,000        SH
McGraw Hill Companies Inc.        Common         580645109          744        12,200        SH
The Medicines Company             Common         584688195            9          755         SH
Medtronic Inc.                    Common         585055106          154         3,000        SH
Merck & Co. Inc.                  Common         589331107          104         1,776        SH
Microsoft Corp.                   Common         594918104          192         2,900        SH
Minnesota Mining & Mfg. Co.       Common         604059105        1,064         8,997        SH
Motorola Inc.                     Common         620076109          424        28,221        SH
Myesp.com Class A Conv. Pfd      Preferred       999722200            5          659         SH
National Australia Bank Ltd.
Sponsored ADR                     Common         632525408           12          150         SH
National City Corp.               Common         635405103           58         2,000        SH
Nestle SA Sponsored ADR
Repstg. Reg. Shr.                 Common         641069406           14          270         SH
Netscout Systems Inc.             Common         64115T104            8         1,040        SH
Newmont Mining Corp.              Common         651639106           12          612         SH
Nokia Corp.                       Common         654902204          174         7,100        SH
Norfolk Southern                  Common         655844108          225        12,300        SH
Novartis AG Sponsored ADR         Common         66987V109           10          266         SH
Omnicom Group Inc.                Common         691919106           34          380         SH
Oracle Corp.                      Common         68389X105           15         1,100        SH
PPG Industries                    Common         693506107          471         9,100        SH
JC Penney Co. Inc.                Common         708160106          148         5,500        SH
Pepisco Inc.                      Common         713448108           29          600         SH
Pfizer Inc.                       Common         717081103          618        15,516        SH
Pharmacia Corporation             Common         71713U102          118         2,765        SH
Pitney-Bowes Inc.                 Common         724479100          132         3,500        SH
Primedia Inc.                     Common         74157K101            5         1,060        SH
Procter & Gamble Co.              Common         742718109        1,711        21,618        SH
Reuters Group PLC A
Sponsored ADR                     Common         76132M102          873        14,557        SH
Royal Dutch Petroleum Co. NY
Registry SH Par N Gldr 1.25       Common         780257804          122         2,480        SH
SBC Communications Inc.           Common         78387G103          255         6,500        SH
St. Paul Cos. Inc.                Common         792860108          343         7,800        SH
Sara Lee Corp.                    Common         803111103          232        10,450        SH
Schering Plough Corp.             Common         806605101           18          500         SH
Schlumberger Ltd.                 Common         806857108        1,135        20,648        SH
Sherwin Williams Co.              Common         824348106          770        28,000        SH
Smartdisk Corporation             Common         83169Q105            1          665         SH
State Street Corp.                Common         857477103          982        18,800        SH
Stmicroelectronics                Common         861012102            7          225         SH
Sunguard Data Systems Inc.        Common         867363103           17          600         SH
Sygenta AG ADR                    Common         87160A100            1          69          SH
Telefonos De Mexico
Sponsored ADR Repstg Sh ORD L     Common         879403780           11          300         SH
Thomas & Betts Corp.              Common         884315102          118         5,600        SH
Transocean Sedco Forex, Inc.      Common         G90078109          105         3,096        SH
Tyco International Ltd.           Common         902124106          662        11,243        SH
US Bancorp                        Common         902973304           56         2,689        SH
Unilever NV New York Shares       Common         904784709           63         1,088        SH
Union Pacific Corp.               Common         907818108          627        11,000        SH
Verizon Communications            Common         92343V104          423         8,903        SH
Viacom, Inc. Class B common       Common         925524308           28          625         SH
Vodafone Group PLC                Common         92857W100           13          510         SH
Walgreen Co.                      Common         931422109          505        15,000        SH
Wells Fargo & Co. New             Common         949746101          143         3,300        SH
Weyerhaeuser Co.                  Common         962166104        1,186        21,938        SH
Williams Communications Group     Common         969455104            1          123         SH
Williams Companies Inc.           Common         969457100            4          150         SH
Wolters Kluwer NV Sponsored
ADR                               Common         977874205            7          324         SH
Worldcom Inc. -- Worldcom
Group                             Common         98157D106           27         1,902        SH
Worldcom Inc. -- MCI Group        Common         98157D304            1          76          SH
Worldwired Inc.                   Common         981996952           25         1,000        SH
Wrigley William Jr. Co.           Common         982526105          259         5,050        SH
Yahoo Inc.                        Common         984332106            2          92          SH
Zimmer Holdings Inc.              Common         98956P102           74         2,410        SH
                                                                 54,036

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                                 FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 6       COLUMN 7             COLUMN 8
Name of Issuer                    Investment        Other          Voting Authority
                                  Discretion      Managers       Sole    Shared   None
Aflac Inc.                           Sole                       2,400
AOL Time Warner                      Sole                        950
AT&T Corp.                           Sole                       3,638
AT&T Corp. Wireless Group            Sole                       8,327
Abbott Laboratories                  Sole                       2,150
America Movil--ADR Series L          Sole                        300
American Electric Power Co.
Inc.                                 Sole                        480
American Home Products Corp.         Sole                       1,340
American International Group
Inc.                                 Sole                       4,195
Amgen Inc                            Sole                       2,640
Anadarko Petroleum Corp.             Sole                       4,214
Astrazeneca PLC -- Sponsored
ADR                                  Sole                        335
Automatic Data Processing
Inc.                                 Sole                       18,400
Avaya Inc.                           Sole                       1,213
Avery Dennison Corp.                 Sole                       11,200
Avici Systems Inc.                   Sole                       1,307
BCE Inc.                             Sole                        304
BP PLC                               Sole                       13,426
Bank of New York Co.                 Sole                        600
Bank One Corp.                       Sole                       6,686
Baxter International Inc.            Sole                       26,000
BellSouth Corp.                      Sole                       2,374
Berkshire Hathaway Inc. Del
Cl A                                 Sole                         7
Biogen Inc.                          Sole                        200
Bristol Myers Squibb Co.             Sole                       24,100
Buringlington Northern Santa
Fe Corp.                             Sole                       4,200
Bus-Tech Acquisition Corp.           Sole                       27,000
Cable & Wireless Pub Ltd.
Co.  Sponsored ADR                   Sole                        150
Cadbury Schweppes PLC ADR 4
ORD                                  Sole                        370
Cigna Corp.                          Sole                       1,433
CVS Corp.                            Sole                        600
Cardinal Health Inc.                 Sole                        747
Caterpiller Inc.                     Sole                        800
ChevronTexaco Corp.                  Sole                       2,813
Cisco Systems Inc.                   Sole                       5,976
Citigroup Inc.                       Sole                       28,656
Coca Cola Co.                        Sole                        125
Colgate-Palmolive Co.                Sole                       23,950
Corning Inc.                         Sole                       16,500
Credit Sussie Group ADR              Sole                        125
Direct Report Corp. Ser A
Conv. Pfd                            Sole                       3,650
Disney Walt Co.                      Sole                       14,538
Dominion Resources Inc./VA           Sole                       3,511
RR Donnelley & Sons Co.              Sole                       9,100
Dow Chemical Co.                     Sole                       11,400
DuPont E I DeNemours & Co.           Sole                       20,600
Edwards Lifesciences Corp.           Sole                       1,660
El Paso Corp.                        Sole                        400
Entegrity Solutions Inc.
Ser. A Conv. Pfd.                    Sole                       8,225
Exxon Mobil Corp.                    Sole                      106,436
Federal National Mortgage
Association                          Sole                        700
FleetBoston Financial
Corporation                          Sole                        414
Genetech Inc.                        Sole                        200
General Electric Co.                 Sole                      126,164
General Mills Inc.                   Sole                       2,100
Genuine Parts Co.                    Sole                       5,325
Gillette Co.                         Sole                       1,200
Glaxo Smithkline PLC ADR             Sole                       20,160
John Hancock Financial
Services                             Sole                        500
Harbor Global Co Ltd.                Sole                      328,970
Hartford Financial Services
Group Inc.                           Sole                        228
Hercules Inc.                        Sole                       5,100
Honeywell International Inc.         Sole                       2,050
Household International Inc.         Sole                        900
Imagistics International             Sole                        280
Intel Corp.                          Sole                       34,347
International Business
Machines Corp.                       Sole                       35,890
International Paper Co.              Sole                       4,000
JP Morgan Chase & Co.                Sole                       14,875
Jessam Corp. Pfd Restricted          Sole                        300
Johnson & Johnson                    Sole                       76,108
Kimberly Clark Corp.                 Sole                       13,650
Koninkijke Philips
Electronics NY SHR                   Sole                        713
Liant Software Corp. Conv.
Pfd.                                 Sole                       23,639
Lincoln National Corp.               Sole                       1,756
Lucent Technologies Inc.             Sole                         76
Marsh & McLennan Cos. Inc.           Sole                       6,000
McDonalds Corp.                      Sole                       1,000
McGraw Hill Companies Inc.           Sole                       12,200
The Medicines Company                Sole                        755
Medtronic Inc.                       Sole                       3,000
Merck & Co. Inc.                     Sole                       1,776
Microsoft Corp.                      Sole                       2,900
Minnesota Mining & Mfg. Co.          Sole                       8,997
Motorola Inc.                        Sole                       28,221
Myesp.com Class A Conv. Pfd          Sole                        659
National Australia Bank Ltd.
Sponsored ADR                        Sole                        150
National City Corp.                  Sole                       2,000
Nestle SA Sponsored ADR
Repstg. Reg. Shr.                    Sole                        270
Netscout Systems Inc.                Sole                       1,040
Newmont Mining Corp.                 Sole                        612
Nokia Corp.                          Sole                       7,100
Norfolk Southern                     Sole                       12,300
Novartis AG Sponsored ADR            Sole                        266
Omnicom Group Inc.                   Sole                        380
Oracle Corp.                         Sole                       1,100
PPG Industries                       Sole                       9,100
JC Penney Co. Inc.                   Sole                       5,500
Pepisco Inc.                         Sole                        600
Pfizer Inc.                          Sole                       15,516
Pharmacia Corporation                Sole                       2,765
Pitney-Bowes Inc.                    Sole                       3,500
Primedia Inc.                        Sole                       1,060
Procter & Gamble Co.                 Sole                       21,618
Reuters Group PLC A
Sponsored ADR                        Sole                       14,557
Royal Dutch Petroleum Co. NY
Registry SH Par N Gldr 1.25          Sole                       2,480
SBC Communications Inc.              Sole                       6,500
St. Paul Cos. Inc.                   Sole                       7,800
Sara Lee Corp.                       Sole                       10,450
Schering Plough Corp.                Sole                        500
Schlumberger Ltd.                    Sole                       20,648
Sherwin Williams Co.                 Sole                       28,000
Smartdisk Corporation                Sole                        665
State Street Corp.                   Sole                       18,800
Stmicroelectronics                   Sole                        225
Sunguard Data Systems Inc.           Sole                        600
Sygenta AG ADR                       Sole                         69
Telefonos De Mexico
Sponsored ADR Repstg Sh ORD L        Sole                        300
Thomas & Betts Corp.                 Sole                       5,600
Transocean Sedco Forex, Inc.         Sole                       3,096
Tyco International Ltd.              Sole                       11,243
US Bancorp                           Sole                       2,689
Unilever NV New York Shares          Sole                       1,088
Union Pacific Corp.                  Sole                       11,000
Verizon Communications               Sole                       8,903
Viacom, Inc. Class B common          Sole                        625
Vodafone Group PLC                   Sole                        510
Walgreen Co.                         Sole                       15,000
Wells Fargo & Co. New                Sole                       3,300
Weyerhaeuser Co.                     Sole                       21,938
Williams Communications Group        Sole                        123
Williams Companies Inc.              Sole                        150
Wolters Kluwer NV Sponsored
ADR                                  Sole                        324
Worldcom Inc. -- Worldcom
Group                                Sole                       1,902
Worldcom Inc. -- MCI Group           Sole                         76
Worldwired Inc.                      Sole                       1,000
Wrigley William Jr. Co.              Sole                       5,050
Yahoo Inc.                           Sole                         92
Zimmer Holdings Inc.                 Sole                       2,430


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